RECENT EVENTS - Schedule of Detailed Information About Asset Acquisition (Details) $ in Thousands					12 Months Ended
	Aug. 01, 2023 shares	May 09, 2023 $ / shares shares	May 05, 2023 USD ($) shares month	May 05, 2023 USD ($) shares $ / shares	Dec. 31, 2023 yr	Dec. 31, 2022 yr	May 05, 2023 $ / shares	Apr. 20, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Shares issued (in shares) | shares	13,629,800
Expected life | yr						3
Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate					3.47%	1.55%
Expected life | yr					2.4
Expected volatility					52.00%	51.00%
Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate					4.03%	4.20%
Expected life | yr					3.5
Expected volatility					60.00%	62.00%
Paycore Minerals Inc.
Disclosure of detailed information about business combination [line items]
Ownership shares immediately prior to acquisition | shares			2,336,200
Replacement Warrant
Disclosure of detailed information about business combination [line items]
Share price (in Canadian dollars per share) | $ / shares				$ 3.46
Replacement Warrant | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate			366.00%
Expected life | month			12
Expected volatility			5200.00%
Replacement Warrant | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate			452.00%
Expected life | month			24
Expected volatility			5800.00%
Replacement Options
Disclosure of detailed information about business combination [line items]
Share price (in Canadian dollars per share) | $ / shares				$ 3.46
Replacement Options | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate			355.00%
Expected life | month			18
Expected volatility			5200.00%
Replacement Options | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate			391.00%
Expected life | month			29
Expected volatility			5600.00%
Paycore Minerals Inc.
Disclosure of detailed information about business combination [line items]
Share consideration			$ 66,037
Previously held interest			4,116
Transaction costs			323
Total consideration			$ 88,416
Business acquisition, equity interest issued or issuable (in shares) | shares			25,488,584	25,488,584
Share price (in Canadian dollars per share) | $ / shares							$ 3.46
Cash			$ 10,027	$ 10,027
Other assets			206	206
Mineral properties			78,218	78,218
Accounts payable			(35)	(35)
Fair value of net assets acquired			88,416	$ 88,416
Paycore Minerals Inc. | Waterton
Disclosure of detailed information about business combination [line items]
Share price (in Canadian dollars per share) | $ / shares		$ 3.46
Shares issued (in shares) | shares		5,016,991
Issue of equity fair value (in shares) | shares		5,016,991
Paycore Minerals Inc. | Common shares
Disclosure of detailed information about business combination [line items]
Equity issued			12,750
Paycore Minerals Inc. | Replacement Warrant
Disclosure of detailed information about business combination [line items]
Equity issued			$ 2,675
Business acquisition, equity interest issued or issuable (in shares) | shares			3,755,257	3,755,257
Paycore Minerals Inc. | Replacement Options
Disclosure of detailed information about business combination [line items]
Equity issued			$ 2,515
Business acquisition, equity interest issued or issuable (in shares) | shares			1,727,200	1,727,200
Waterton | Share capital
Disclosure of detailed information about business combination [line items]
Aggregate value of obligations outstanding								$ 12,750